Investments - Equity Investments Included in Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Equity investments included in marketable securities	$ 16,950	$ 0